FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatility as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total (2)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $3,032 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.
Included in cash and cash equivalents as at December 31, 2024 was $1,991 million of cash (2023: $2,062 million) and $1,248 million of cash equivalents (2023: $1,190 million).
Included in financial assets (current and non-current) as at December 31, 2024 was $466 million (2023: $527 million) of equity instruments and $3,904 million (2023: $4,105 million) of debt instruments designated as measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $6,533 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the consolidated statements of operating results.
Net Investment hedge
The partnership uses foreign exchange derivative contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2024, a pre-tax net gain of $257 million (2023: net loss of $165 million, 2022: net gain of $298 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2024, there was a derivative asset balance of $177 million (2023: $4 million) and derivative liability balance of $135 million (2023: $259 million) relating to derivative contracts designated as net investment hedges.
Cash Flow hedge
The partnership uses commodity swap contracts to hedge the sale price of its natural gas contracts, purchase price of lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the year ended December 31, 2024, a pre-tax net gain of $227 million (2023: net gain of $73 million, 2022: net gain of $376 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2024, there was a derivative asset balance of $220 million (2023: $205 million) and derivative liability balance of $52 million (2023: $72 million) relating to derivative contracts designated as cash flow hedges.
Fair Value hedge
The partnership uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at December 31, 2024, there was a derivative asset balance of $71 million and derivative liability balance of $28 million relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels - financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2024 and 2023:

	2024			2023
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$60	$—	$—	$117	$—	$—
Corporate and government bonds	21	3,033	249	25	3,307	85
Derivative assets	—	522	—	6	404	—
Other financial assets (1)	441	634	744	399	719	743
	$522	$4,189	$993	$547	$4,430	$828
Financial liabilities
Derivative liabilities	$—	$332	$—	$7	$500	$1
Other financial liabilities	—	—	25	—	—	283
	$—	$332	$25	$7	$500	$284
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the year ended December 31, 2024.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2024	Carrying value December 31, 2023	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,033	$3,307	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$522	$404	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$634	$719	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$332	$500	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining unobservable inputs, the partnership uses internally developed information, external research, and observable market data, as applicable, in order to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2024	Carrying value December 31, 2023	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$74	$82	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$204	$211	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$466	$450	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$—	$258	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$828	$692
Fair value change recorded in net income	14	57
Fair value change recorded in other comprehensive income	18	(6)
Additions	177	150
Disposals	(48)	(70)
Foreign currency translation and other	4	5
Balance at end of period	$993	$828
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$284	$589
Fair value change recorded in net income	(151)	(62)
Fair value change recorded in other comprehensive income	(1)	(21)
Additions	12	25
Disposals/settlements	(117)	(262)
Foreign currency translation and other	(2)	15
Balance at end of period	$25	$284
Securities lending
The partnership’s residential mortgage insurer participates in a securities lending program through an intermediary that is a financial institution for the purpose of generating fee income. Non-cash collateral, in the form of U.S. or Canadian government securities, which is equal to at least 105% of the fair value of the loaned securities, is retained by the partnership until the underlying securities have been returned.
In addition to earning fee income under the securities lending program, interest, dividends and other income generated by the loaned securities continues to be earned while the securities are in the possession of counterparties.
As at December 31, 2024, the partnership had $305 million (2023: $585 million) of financial assets loaned under its securities lending program. The partnership has accepted eligible securities as collateral with a fair value of $322 million (2023: $617 million).